Schedule of Investments (unaudited)	iShares® MSCI Europe Small-Cap ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 1.9%
Andritz AG	5,945	$324,499
AT&S Austria Technologie & Systemtechnik AG(a)	2,127	47,232
BAWAG Group AG(b)	6,627	395,704
CA Immobilien Anlagen AG	3,289	106,981
DO & CO AG	659	101,133
EVN AG(a)	3,109	95,551
Immofinanz AG(c)	3,075	76,298
Lenzing AG(a)(c)	1,681	54,318
Oesterreichische Post AG	3,011	95,922
Palfinger AG	1,286	28,958
Porr AG	1,426	21,615
Raiffeisen Bank International AG	11,789	217,729
Schoeller-Bleckmann Oilfield Equipment AG	884	42,998
UNIQA Insurance Group AG	10,839	95,076
Vienna Insurance Group AG Wiener Versicherung Gruppe	3,449	107,369
Wienerberger AG	9,372	334,911
		2,146,294
Belgium — 2.6%
Ackermans & van Haaren NV	2,063	354,603
Aedifica SA	4,207	268,817
Barco NV	6,150	85,319
Bekaert SA	3,158	158,013
bpost SA	9,056	35,711
Cofinimmo SA	3,249	215,219
Colruyt Group NV	3,912	181,274
Deme Group NV	674	107,001
Fagron	5,784	112,220
Galapagos NV(c)	4,022	113,761
KBC Ancora	3,095	149,141
Kinepolis Group NV	1,236	52,659
Melexis NV	1,815	151,672
Montea NV	1,413	121,142
Ontex Group NV(a)(c)	6,022	60,796
Proximus SADP	11,866	87,567
Recticel SA(a)	3,503	46,135
Retail Estates NV	1,034	72,172
Shurgard Self Storage Ltd.	2,990	122,534
Solvay SA	6,531	210,974
Tessenderlo Group SA	2,271	58,278
VGP NV	1,218	132,516
Xior Student Housing NV	2,852	84,848
		2,982,372
China — 0.0%
Boshiwa International Holding Ltd.(d)	20,000	—

Denmark — 4.5%
ALK-Abello A/S(c)	11,587	214,811
Alm Brand A/S	74,990	130,030
Ambu A/S, Class B(c)	16,755	267,905
Bavarian Nordic A/S(c)	6,876	150,053
cBrain A/S	1,027	40,938
Chemometec A/S	1,391	58,863
D/S Norden A/S	1,952	82,306
Dfds A/S	3,098	94,649
FLSmidth & Co. A/S	3,795	189,383
GN Store Nord A/S(c)	12,006	323,875
H Lundbeck A/S	24,600	119,621
H Lundbeck A/S	3,414	14,360
ISS A/S(a)	13,985	261,847
Security	Shares	Value

Denmark (continued)
Jyske Bank A/S, Registered	4,242	$343,219
Matas A/S	3,001	48,342
Netcompany Group A/S(a)(b)(c)	3,967	143,915
Nilfisk Holding A/S(c)	992	20,819
NKT A/S(c)	4,740	393,204
NTG Nordic Transport Group A/S, Class A(a)(c)	474	19,177
Per Aarsleff Holding A/S	1,623	76,049
Ringkjoebing Landbobank A/S	2,422	407,032
Royal Unibrew A/S	4,407	331,880
Scandinavian Tobacco Group A/S, Class A(b)	5,017	80,974
Schouw & Co. A/S	1,132	90,813
Solar A/S, Class B	475	22,224
Spar Nord Bank A/S	6,324	111,888
Svitzer A/S, NVS	1,254	42,138
Sydbank A/S	4,980	253,230
Topdanmark A/S	4,011	167,352
TORM PLC, Class A	3,508	121,180
Zealand Pharma A/S(c)	4,714	423,060
		5,045,137
Finland — 2.4%
Cargotec OYJ, Class B	3,382	266,738
Citycon OYJ	7,436	30,422
Finnair Oyj(c)	8,050	25,198
Huhtamaki OYJ	8,559	328,465
Kemira OYJ	9,486	206,565
Kempower OYJ(a)(c)	1,707	34,912
Kojamo OYJ(c)	11,029	121,835
Konecranes OYJ	5,980	314,281
Mandatum OYJ(c)	35,421	164,151
Marimekko OYJ	2,617	35,637
Metsa Board OYJ, Class B	14,305	102,869
Musti Group OYJ(c)	589	15,715
Nokian Renkaat OYJ	10,419	90,843
Outokumpu OYJ	31,793	128,565
Puuilo OYJ	6,665	72,617
QT Group OYJ(a)(c)	1,700	130,953
Revenio Group OYJ	1,833	51,091
TietoEVRY OYJ	9,455	178,426
Tokmanni Group Corp.	4,255	64,572
Valmet OYJ	13,932	347,618
YIT OYJ(a)	11,531	23,936
		2,735,409
France — 7.6%
Abivax SA, NVS(c)	3,021	47,586
Air France-KLM, NVS(c)	10,531	107,382
Altarea SCA	393	34,014
Alten SA	2,653	311,781
Antin Infrastructure Partners SA	3,262	41,655
Aperam SA	3,767	109,532
Atos SE(a)(c)	9,512	20,349
Aubay	654	28,572
Believe SA(c)	2,115	33,857
Beneteau SACA	3,362	43,535
Bonduelle SCA	1,598	13,811
Carmila SA	6,251	105,020
Cie. des Alpes	1,894	27,492
Cie. Plastic Omnium SA	5,043	61,424
Coface SA	9,117	140,298
Derichebourg SA	8,682	36,799
Elior Group SA(b)(c)	9,623	26,421
Elis SA	16,494	370,313

Schedule of Investments (unaudited) (continued)	iShares® MSCI Europe Small-Cap ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Equasens	456	$28,594
Eramet SA	739	71,582
Esker SA	487	90,508
Etablissements Maurel et Prom SA	5,533	34,944
Euroapi SA(c)	4,490	14,085
Eutelsat Communications SACA(a)(c)	12,763	51,270
Exclusive Networks SA(c)	1,215	25,933
Fnac Darty SA	926	32,578
Forvia SE(c)	13,926	221,627
Gaztransport Et Technigaz SA	3,106	432,915
GL Events SACA	646	12,961
ICADE	3,035	80,693
ID Logistics Group SACA(c)	246	90,758
Imerys SA	2,936	94,345
Interparfums SA	1,833	92,982
IPSOS SA	3,470	232,204
JCDecaux SE(c)	5,642	117,762
Kaufman & Broad SA	982	31,661
LISI SA	1,191	31,208
Manitou BF SA	956	23,518
Mercialys SA	8,167	88,401
Mersen SA	1,889	69,769
Metropole Television SA	2,315	32,692
Neoen SA(b)	6,101	186,722
Nexans SA	2,705	288,073
Nexity SA	3,899	43,732
Orpea SA, NVS(c)	6,985	95,416
OVH Groupe SAS, NVS(c)	3,269	23,168
Peugeot Invest	451	50,876
Pierre & Vacances SA, NVS(c)	11,574	17,743
Pluxee NV, NVS(c)	7,876	242,828
Quadient SA	2,572	49,217
Rubis SCA	8,699	301,040
SCOR SE	13,448	438,778
Seche Environnement SACA, NVS	197	22,066
SES SA, Class A	33,464	162,350
Societe BIC SA	2,095	147,327
SOITEC(c)	2,216	216,686
Sopra Steria Group SACA	1,362	298,221
SPIE SA	12,541	455,999
Technip Energies NV	13,728	323,295
Television Francaise 1 SA	3,485	31,823
Trigano SA	777	118,120
Ubisoft Entertainment SA(c)	8,432	198,569
Valeo SE	18,310	232,052
Vallourec SACA(a)(c)	14,232	245,029
Valneva SE(c)	9,045	32,404
Verallia SA(b)	6,567	252,929
Vicat SACA	1,597	58,958
Virbac SACA	370	136,735
Voltalia SA(c)	3,296	27,385
VusionGroup(c)	631	102,973
Wavestone	624	35,492
Wendel SE	2,352	239,847
X-Fab Silicon Foundries SE(a)(b)(c)	5,260	36,383
		8,675,067
Germany — 8.4%
1&1 AG	3,034	53,022
About You Holding SE(c)	4,928	23,647
Adesso SE	271	31,486
Adtran Networks SE(c)	1,721	36,586
AIXTRON SE	10,017	232,754
Security	Shares	Value

Germany (continued)
Amadeus Fire AG	495	$59,389
Aroundtown SA(a)(c)	67,443	139,814
Atoss Software AG	348	93,031
Aurubis AG	2,809	223,747
Auto1 Group SE(a)(b)(c)	9,539	48,566
BayWa AG(a)	1,428	34,257
Befesa SA(b)	3,178	90,859
Bilfinger SE	2,509	116,783
Borussia Dortmund GmbH & Co. KGaA(c)	7,515	29,789
CANCOM SE	3,053	95,333
Ceconomy AG(c)	12,717	29,294
Cewe Stiftung & Co. KGaA	451	47,992
CompuGroup Medical SE & Co. KgaA	2,391	71,625
CTS Eventim AG & Co. KGaA	5,500	486,358
CureVac NV(c)	8,564	21,842
Datagroup SE(a)	338	17,001
Dermapharm Holding SE	1,636	54,908
Deutsche Pfandbriefbank AG(a)(b)	12,051	57,160
Deutz AG	10,527	60,816
Duerr AG	4,543	116,217
Eckert & Ziegler SE	1,312	51,867
Elmos Semiconductor SE(a)	534	44,247
ElringKlinger AG	3,133	22,250
Encavis AG(c)	10,747	193,477
Energiekontor AG	603	41,396
Evotec SE(c)	12,632	130,175
Fielmann Group AG	2,189	102,069
flatexDEGIRO AG(c)	6,758	88,296
Formycon AG(c)	758	33,078
Fraport AG Frankfurt Airport Services Worldwide(a)(c)	3,244	162,421
Freenet AG	10,509	292,133
Gerresheimer AG	3,036	326,968
GFT Technologies SE	1,555	45,550
Grand City Properties SA(c)	6,220	69,463
GRENKE AG	2,409	56,082
Hamborner REIT AG	6,629	45,230
Hamburger Hafen und Logistik AG, NVS(c)	2,137	38,086
Heidelberger Druckmaschinen AG(a)(c)	24,068	24,246
HelloFresh SE(c)	13,679	91,717
Hensoldt AG	5,607	220,899
Hornbach Holding AG & Co. KGaA	721	56,577
Hugo Boss AG	4,954	266,945
Hypoport SE(a)(c)	385	101,615
Ionos SE(c)	1,804	46,183
Jenoptik AG	4,490	120,378
JOST Werke SE(b)	1,150	55,534
K+S AG, Registered	16,020	239,658
KION Group AG	6,367	293,442
Kloeckner & Co. SE	4,815	34,127
Knaus Tabbert AG	360	16,317
Kontron AG	3,478	70,014
Krones AG	1,238	163,208
LANXESS AG	7,578	214,177
MBB SE	149	16,565
Medios AG(c)	1,222	18,513
METRO AG	9,533	50,999
MorphoSys AG(a)(c)	3,305	233,376
Mutares SE & Co. KGaA	1,186	53,155
Nagarro SE(c)	706	53,648
Nordex SE(a)(c)	10,386	146,195
Norma Group SE	2,739	54,237
Northern Data AG(a)(c)	1,069	29,254

Schedule of Investments (unaudited) (continued)	iShares® MSCI Europe Small-Cap ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Patrizia SE	3,475	$30,781
Pfeiffer Vacuum Technology AG	347	57,263
PNE AG	2,894	41,433
ProSiebenSat.1 Media SE(a)	12,080	93,824
PVA TePla AG(c)	1,845	36,508
Redcare Pharmacy NV(b)(c)	1,345	181,923
SAF-Holland SE	4,112	79,215
Salzgitter AG	2,061	52,929
Schott Pharma AG & Co. KGaA	3,305	139,088
Secunet Security Networks AG	153	24,542
SGL Carbon SE(a)(c)	5,399	38,656
Siltronic AG	1,448	112,849
Sixt SE	1,204	115,278
SMA Solar Technology AG(c)	1,427	74,846
Stabilus SE	2,155	133,713
Steico SE(a)	452	18,051
Stratec SE(a)	670	30,961
Stroeer SE & Co. KGaA	2,952	189,300
Suedzucker AG	5,547	79,170
SUESS MicroTec SE	1,744	86,318
TAG Immobilien AG(c)	15,488	220,203
Takkt AG	1,968	27,379
TeamViewer SE(b)(c)	12,217	161,176
thyssenkrupp AG	43,749	219,562
Thyssenkrupp Nucera AG & Co. KGaa(b)(c)	2,230	28,560
United Internet AG, Registered(e)	8,520	206,089
Varta AG(a)(c)	1,741	17,298
Verbio SE	1,638	34,147
Vib Vermoegen AG(c)	1,012	11,902
Vitesco Technologies Group AG(a)	699	47,608
Vossloh AG	810	39,197
Wacker Chemie AG	1,602	171,491
Wacker Neuson SE	1,857	33,218
Wuestenrot & Wuerttembergische AG	2,137	30,051
		9,550,572
Hong Kong — 0.0%
Peace Mark Holdings Ltd.(d)	30,000	—

Ireland — 0.6%
Cairn Homes PLC	55,068	92,758
Dalata Hotel Group PLC	19,131	86,035
Glanbia PLC	17,578	334,665
Glenveagh Properties PLC(b)(c)	47,428	64,585
Irish Residential Properties REIT PLC	39,005	41,251
Origin Enterprises PLC	9,965	35,626
Uniphar PLC(c)	20,476	56,160
		711,080
Italy — 7.1%
A2A SpA	138,919	273,969
ACEA SpA	3,878	67,269
Anima Holding SpA(b)	15,917	74,577
Ariston Holding NV	5,378	27,767
Arnoldo Mondadori Editore SpA	12,172	29,163
Ascopiave SpA	4,611	12,065
Azimut Holding SpA	9,385	247,318
Banca Generali SpA	5,187	203,154
Banca IFIS SpA	2,114	47,097
Banca Mediolanum SpA	19,662	212,774
Banca Monte dei Paschi di Siena SpA(c)	83,329	401,919
Banca Popolare di Sondrio SpA	32,003	267,377
BFF Bank SpA(b)	15,686	201,293
Bio On SpA(a)(d)	801	—
Security	Shares	Value

Italy (continued)
BPER Banca SpA	87,434	$454,062
Brembo NV	13,400	170,473
Brunello Cucinelli SpA	3,010	307,208
Buzzi SpA	8,486	305,753
Carel Industries SpA(b)	4,443	90,185
Cementir Holding NV	4,429	46,896
CIR SpA-Compagnie Industriali(c)	56,107	33,323
Credito Emiliano SpA	7,373	77,885
d’Amico International Shipping SA, NVS	3,690	26,503
Danieli & C Officine Meccaniche SpA(a)	1,027	35,511
Datalogic SpA	1,830	11,089
De’ Longhi SpA	6,696	219,579
Digital Value SpA	215	13,385
El.En. SpA	4,232	53,192
Enav SpA(b)	24,270	99,812
ERG SpA	5,281	142,215
Eurogroup Laminations SpA(c)	7,504	32,638
Ferretti SpA, NVS(c)	13,441	41,168
Fila SpA	2,829	26,598
Fincantieri SpA(a)(c)	45,766	34,726
GVS SpA(b)(c)	6,590	38,366
Hera SpA	72,845	263,005
Industrie De Nora SpA(a)	2,816	37,855
Intercos SpA, NVS	4,224	59,233
Interpump Group SpA	6,712	292,373
Iren SpA	57,914	116,420
Italgas SpA	42,959	238,128
Iveco Group NV	15,527	194,689
Juventus Football Club SpA, NVS(a)(c)	13,336	25,148
Lottomatica Group SpA(c)	7,729	89,743
LU-VE SpA, NVS	758	17,473
Maire Tecnimont SpA	13,125	108,697
MARR SpA	2,936	37,735
MFE-MediaForEurope NV, NVS(a)	5,026	20,232
MFE-MediaForEurope NV, Class A	14,389	42,245
OVS SpA(b)	18,952	49,513
Pharmanutra SpA	321	18,240
Piaggio & C SpA	14,406	41,999
Pirelli & C SpA(b)	26,572	168,014
RAI Way SpA(b)	8,324	47,260
Reply SpA	1,982	258,769
SAES Getters SpA	1,031	28,900
Safilo Group SpA(a)(c)	18,520	23,045
Saipem SpA(c)	105,001	240,949
Salcef Group SpA	1,917	52,885
Salvatore Ferragamo SpA(a)	5,925	58,793
Sanlorenzo SpA/Ameglia	1,059	46,378
Saras SpA	37,556	70,524
Seco SpA(a)(c)	3,444	13,342
Sesa SpA(a)	663	68,945
SOL SpA	3,258	125,331
Spaxs SpA	5,044	28,098
Tamburi Investment Partners SpA	8,135	78,960
Technogym SpA(b)	12,435	117,268
Technoprobe SpA(c)	13,090	104,300
Tinexta SpA	1,862	35,069
Tod’s SpA(c)	894	40,974
Unipol Gruppo SpA	34,981	313,594
Webuild SpA	36,363	91,273
Wiit SpA(a)	902	15,498
Zignago Vetro SpA	3,142	41,838
		8,049,044

Schedule of Investments (unaudited) (continued)	iShares® MSCI Europe Small-Cap ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands — 3.2%
Aalberts NV	8,838	$420,210
Alfen NV(a)(b)(c)	1,925	82,963
Allfunds Group PLC	30,386	190,960
AMG Critical Materials NV	2,651	62,220
Arcadis NV	6,377	393,837
Basic-Fit NV(a)(b)(c)	4,666	102,139
Brunel International NV	1,818	19,658
Corbion NV	5,167	112,219
Eurocommercial Properties NV	3,731	84,858
Fastned BV(c)	579	14,212
Flow Traders Ltd., NVS	2,975	61,244
Fugro NV	9,971	241,849
InPost SA(c)	17,631	283,061
Just Eat Takeaway.com NV(b)(c)	16,597	242,441
Koninklijke BAM Groep NV	25,025	102,012
Koninklijke Vopak NV	6,113	242,757
NSI NV	1,905	36,147
Pharming Group NV(a)(c)	58,855	54,814
PostNL NV	28,058	37,750
SBM Offshore NV	12,682	187,359
Signify NV(b)	11,290	307,895
Sligro Food Group NV	1,942	29,455
TKH Group NV	3,521	151,663
TomTom NV(a)(c)	6,499	38,739
Van Lanschot Kempen NV	2,770	98,124
Vastned Retail NV	1,134	25,354
Wereldhave NV	3,087	42,858
		3,666,798
Norway — 5.0%
Aker ASA, Class A	1,946	108,034
Aker Carbon Capture ASA(c)	30,587	19,155
Aker Solutions ASA	22,327	84,157
Atea ASA	6,966	89,297
Austevoll Seafood ASA	8,228	65,700
Avance Gas Holding Ltd.(b)	1,710	24,876
Bakkafrost P/F	4,452	270,388
Belships ASA	7,593	17,122
BlueNord ASA(c)	2,108	107,976
Borr Drilling Ltd.(a)	18,669	98,713
Borregaard ASA	8,417	144,268
BW Energy Ltd.(a)(c)	5,901	15,458
BW LPG Ltd.(b)	8,031	116,469
BW Offshore Ltd.	7,783	19,583
Cadeler AS(c)	14,688	69,814
Cool Co. Ltd.	2,073	22,580
Crayon Group Holding ASA(a)(b)(c)	6,766	49,789
DNO ASA	45,188	41,831
DOF Group ASA(c)	13,248	97,403
Elkem ASA(a)(b)	24,659	43,087
Entra ASA(b)(c)	6,707	61,947
Europris ASA(b)	14,196	89,345
Flex LNG Ltd.	2,604	68,262
Frontline PLC, NVS	11,894	281,830
Golden Ocean Group Ltd.	11,581	163,522
Gram Car Carriers ASA	1,034	23,969
Grieg Seafood ASA	4,379	28,383
Hafnia Ltd.	24,629	185,696
Hexagon Composites ASA(c)	10,589	15,995
Hoegh Autoliners ASA	10,045	105,434
Kitron ASA	15,603	40,118
Leroy Seafood Group ASA	23,575	103,919
MPC Container Ships ASA	31,344	50,382
Security	Shares	Value

Norway (continued)
NEL ASA(a)(c)	144,299	$66,674
Norconsult Norge A/S, NVS(c)	9,537	24,082
Nordic Semiconductor ASA(c)	15,309	167,367
Norwegian Air Shuttle ASA(a)(c)	64,194	83,375
Nykode Therapeutics ASA(a)(c)	12,909	15,537
Odfjell Drilling Ltd.	8,907	40,598
Odfjell SE, Class A	1,593	25,169
PGS ASA(c)	84,289	64,773
Protector Forsikring ASA	4,707	95,151
REC Silicon ASA(a)(c)	22,932	22,154
Scatec ASA(b)(c)	10,347	75,514
Schibsted ASA, Class A	6,420	183,668
Schibsted ASA, Class B	8,623	241,570
Seadrill Ltd.(a)(c)	2,600	126,104
SpareBank 1 Nord Norge	8,263	74,667
SpareBank 1 Oestlandet	3,180	38,360
SpareBank 1 SMN	11,453	150,521
SpareBank 1 SR-Bank ASA	16,235	196,582
Stolt-Nielsen Ltd.	2,113	90,352
Storebrand ASA	39,068	375,037
Subsea 7 SA	20,100	323,364
TGS ASA(a)	11,584	130,671
TOMRA Systems ASA	20,905	256,099
Wallenius Wilhelmsen ASA	9,114	91,801
		5,683,692
Portugal — 0.7%
Altri SGPS SA	6,671	36,760
Banco Comercial Portugues SA, Class R(c)	737,407	257,465
Corticeira Amorim SGPS SA	3,519	35,977
CTT-Correios de Portugal SA	7,340	34,545
Greenvolt Energias Renovaveis SA(a)(c)	4,709	41,711
Mota-Engil SGPS SA	7,888	34,138
Navigator Co. SA (The)	18,858	83,292
NOS SGPS SA	15,908	55,006
REN - Redes Energeticas Nacionais SGPS SA	35,105	84,761
Semapa-Sociedade de Investimento e Gestao	1,325	22,472
Sonae SGPS SA	72,486	72,578
		758,705
Singapore — 0.0%
Jurong Technologies Industrial Corp. Ltd.(d)	60,000	—

Spain — 4.2%
Acerinox SA	15,401	165,925
Aedas Homes SA(b)	1,038	20,759
Almirall SA	7,121	64,990
Applus Services SA	11,339	153,441
Atresmedia Corp. de Medios de Comunicacion SA	8,200	41,181
Audax Renovables SA(c)	11,217	20,302
Banco de Sabadell SA	480,186	917,253
Bankinter SA	59,418	469,649
Cia. de Distribucion Integral Logista Holdings SA	5,285	143,749
Cie. Automotive SA	3,746	99,018
Construcciones y Auxiliar de Ferrocarriles SA	1,556	53,265
Distribuidora Internacional de Alimentacion SA(c)	1,303,713	17,809
eDreams ODIGEO SA(c)	7,658	52,141
Ence Energia y Celulosa SA	11,910	42,419
Faes Farma SA	26,363	95,659
Fluidra SA	8,399	177,791
Gestamp Automocion SA(b)	15,005	44,961
Global Dominion Access SA(b)	7,760	29,003
Grenergy Renovables SA(a)(c)	1,221	35,654
Indra Sistemas SA	10,852	207,456

Schedule of Investments (unaudited) (continued)	iShares® MSCI Europe Small-Cap ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Inmobiliaria Colonial SOCIMI SA	24,165	$141,334
Laboratorios Farmaceuticos Rovi SA	1,918	172,129
Lar Espana Real Estate SOCIMI SA	4,360	31,780
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	54,602	58,971
Mapfre SA	81,835	197,432
Melia Hotels International SA(c)	9,931	77,227
Merlin Properties SOCIMI SA	29,015	326,394
Neinor Homes SA(b)(c)	2,281	25,560
Pharma Mar SA	1,378	44,563
Prosegur Cash SA(b)	24,800	13,789
Prosegur Cia. de Seguridad SA	10,427	18,487
Sacyr SA	37,252	129,519
Solaria Energia y Medio Ambiente SA(a)(c)	7,254	73,810
Talgo SA(b)	5,208	24,566
Tecnicas Reunidas SA(c)	4,051	40,188
Unicaja Banco SA(b)	104,841	136,949
Vidrala SA	1,831	192,537
Viscofan SA	3,445	219,031
		4,776,691
Sweden — 11.6%
AAK AB	15,952	410,310
AcadeMedia AB(b)	7,783	35,736
AddLife AB, Class B	9,628	88,574
Addnode Group AB, Class B	10,887	112,116
AddTech AB, Class B	22,997	478,101
AFRY AB	8,219	129,110
Alimak Group AB(b)	6,104	56,404
Alleima AB, NVS	16,604	103,200
Alligo AB	2,037	23,776
Arjo AB, Class B	19,488	81,791
Atrium Ljungberg AB, Class B	5,103	90,480
Attendo AB(b)	8,964	34,000
Avanza Bank Holding AB	11,180	239,588
Axfood AB	9,570	247,571
Betsson AB	10,374	114,668
Better Collective A/S(a)(c)	3,319	88,995
Bilia AB, Class A	5,644	70,888
Billerud Aktiebolag	20,051	166,296
BioArctic AB, Class B(b)(c)	3,364	59,196
BioGaia AB, Class B	7,210	76,776
Biotage AB	5,955	89,853
BoneSupport Holding AB(b)(c)	4,972	101,037
Boozt AB(b)(c)	5,137	58,966
Bravida Holding AB(b)	18,010	121,782
Bufab AB	2,306	70,146
Bure Equity AB	4,925	154,195
Calliditas Therapeutics AB, Class B(a)(c)	4,097	40,894
Camurus AB(c)	2,744	123,051
Castellum AB(c)	34,962	415,417
Catena AB	3,065	134,139
Cibus Nordic Real Estate AB	4,480	58,348
Clas Ohlson AB, Class B	3,266	39,415
Cloetta AB, Class B	15,216	22,658
Coor Service Management Holding AB(b)	8,804	38,282
Corem Property Group AB, Class B	53,897	40,042
Creades AB, Class A	4,812	30,449
Dios Fastigheter AB	8,845	67,579
Dometic Group AB(b)	28,111	200,885
Electrolux AB, Class B(c)	19,188	166,844
Electrolux Professional AB, Class B	21,091	136,183
Elekta AB, Class B	32,347	230,337
Security	Shares	Value

Sweden (continued)
Embracer Group AB, Class B(a)(c)	67,904	$169,557
Engcon AB(a)	3,415	28,261
Fabege AB	20,623	157,731
Fortnox AB	43,162	251,502
Granges AB	9,273	109,499
Hemnet Group AB	7,822	203,283
Hexatronic Group AB(a)	16,122	49,150
Hexpol AB	23,403	264,808
HMS Networks AB	2,416	89,538
Hufvudstaden AB, Class A	9,838	114,273
Instalco AB	19,041	67,043
Intrum AB(a)	7,596	17,768
Investment AB Oresund	2,488	24,579
INVISIO AB	3,501	76,580
Inwido AB	4,749	58,490
JM AB	5,378	91,075
Kambi Group PLC(c)	2,051	18,551
Kindred Group PLC	19,186	215,530
Kinnevik AB, Class B(c)	21,517	223,949
Lindab International AB	6,681	134,210
Loomis AB, Class B	6,278	160,445
Medicover AB, Class B	5,702	89,328
MEKO AB	3,312	33,840
Millicom International Cellular SA, SDR(c)	12,121	248,705
MIPS AB	2,400	80,594
Modern Times Group MTG AB, Class B(c)	7,708	66,031
Munters Group AB(b)	11,390	227,087
Mycronic AB	6,875	239,278
NCAB Group AB	15,672	101,886
NCC AB, Class B	7,355	89,454
New Wave Group AB, Class B	7,998	72,832
Nolato AB, Class B	16,795	82,413
Nordnet AB publ	12,180	216,547
Norion Bank AB(c)	4,117	15,210
Note AB(a)(c)	1,617	20,443
NP3 Fastigheter AB	2,580	54,314
Nyfosa AB	12,852	111,180
OX2 AB, Class B(c)	13,075	47,168
Pandox AB, Class B	8,200	126,808
Paradox Interactive AB	3,169	47,912
Peab AB, Class B	15,256	93,006
Platzer Fastigheter Holding AB, Class B	4,980	40,257
Ratos AB, Class B	17,703	61,444
Rusta AB(c)	4,663	32,031
Rvrc Holding AB	4,605	26,047
Samhallsbyggnadsbolaget i Norden AB(a)	89,559	32,121
Scandic Hotels Group AB(a)(b)(c)	12,499	65,531
Sdiptech AB, Class B(c)	2,537	64,644
Sectra AB, Class B	12,010	236,313
Sinch AB(b)(c)	59,454	134,425
SkiStar AB	3,581	49,606
SSAB AB, Class A	20,258	113,751
SSAB AB, Class B	57,542	321,980
Stillfront Group AB(a)(c)	39,852	37,873
Storskogen Group AB	120,026	64,305
Surgical Science Sweden AB(a)(c)	3,386	47,963
Svolder AB	7,765	43,211
Sweco AB, Class B	19,224	205,922
SwedenCare AB	5,947	30,543
Synsam AB	6,595	30,269
Thule Group AB(b)	9,340	263,666
Trelleborg AB, Class B	20,044	706,399

Schedule of Investments (unaudited) (continued)	iShares® MSCI Europe Small-Cap ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Troax Group AB	3,493	$70,276
Truecaller AB(a)(c)	19,628	62,368
Vimian Group AB(a)(c)	15,395	42,328
Vitec Software Group AB, Class B	2,809	134,368
Vitrolife AB	6,652	99,354
Wallenstam AB, Class B	30,942	136,777
Wihlborgs Fastigheter AB	24,243	203,051
Xvivo Perfusion AB(c)	2,224	75,668
Yubico AB(c)	3,024	53,127
		13,123,554
Switzerland — 8.6%
Accelleron Industries AG, NVS	8,339	324,210
Allreal Holding AG, Registered	1,327	214,313
ALSO Holding AG, Registered	569	140,154
ams-OSRAM AG(c)	87,620	105,237
Arbonia AG	4,727	62,427
Aryzta AG(c)	87,264	165,211
Autoneum Holding AG	335	53,511
Basilea Pharmaceutica AG, Registered(c)	1,070	45,923
Belimo Holding AG, Registered	865	400,225
Bell Food Group AG, Registered	191	55,373
Bossard Holding AG, Class A, Registered	490	111,417
Bucher Industries AG, Registered	592	227,478
Burckhardt Compression Holding AG	273	173,880
Burkhalter Holding AG	607	66,560
Bystronic AG, Registered	123	54,705
Cembra Money Bank AG	2,625	200,682
Coltene Holding AG, Registered(a)	261	14,582
Comet Holding AG, Registered	649	204,793
COSMO Pharmaceuticals NV	756	59,460
Daetwyler Holding AG, Bearer	657	136,510
DKSH Holding AG	3,196	208,281
DocMorris AG(a)(c)	1,036	91,376
dormakaba Holding AG	274	145,830
Dottikon Es Holding AG(c)	246	64,226
EFG International AG	8,376	97,392
Emmi AG, Registered	193	187,762
Flughafen Zurich AG, Registered	1,754	351,152
Forbo Holding AG, Registered	87	100,484
Galenica AG(b)	4,409	337,369
Georg Fischer AG	7,215	503,575
Gurit Holding AG	226	14,505
Huber + Suhner AG, Registered	1,533	121,950
Implenia AG, Registered	1,264	46,220
Inficon Holding AG, Registered	153	212,731
Interroll Holding AG, Registered	60	193,097
Intershop Holding AG	455	60,969
Kardex Holding AG, Registered	551	145,785
Komax Holding AG, Registered	330	56,770
Landis+Gyr Group AG	1,935	143,159
LEM Holding SA, Registered	42	71,550
Leonteq AG	823	21,621
Medacta Group SA(b)	613	74,287
Medmix AG(b)	2,204	36,204
Meier Tobler Group AG	401	13,436
Metall Zug AG, Class B, Registered	17	23,487
Meyer Burger Technology AG(a)(c)	1,795,139	22,270
Mobilezone Holding AG, Registered	3,839	54,915
Mobimo Holding AG, Registered	633	177,204
Montana Aerospace AG(b)(c)	2,392	46,228
OC Oerlikon Corp. AG, Registered	16,810	72,729
Orior AG	585	41,808
Security	Shares	Value

Switzerland (continued)
PolyPeptide Group AG(a)(b)(c)	1,291	$42,596
PSP Swiss Property AG, Registered	4,036	498,936
Rieter Holding AG, Registered	234	32,711
Schweiter Technologies AG, NVS	87	39,087
Sensirion Holding AG(a)(b)(c)	834	54,752
SFS Group AG	1,540	182,655
Siegfried Holding AG, Registered	357	341,143
SKAN Group AG	987	87,829
Softwareone Holding AG	9,708	165,082
St. Galler Kantonalbank AG, Class A, Registered	266	136,863
Stadler Rail AG	4,874	144,598
Sulzer AG, Registered	1,677	203,118
Swissquote Group Holding SA, Registered	1,016	274,802
Tecan Group AG, Registered	1,127	397,590
TX Group AG	228	35,468
u-blox Holding AG	592	54,765
Untrade Real Gold Mining(d)	27,000	—
Valiant Holding AG, Registered	1,413	165,087
Vetropack Holding AG, Class A, Registered	1,123	37,993
Vontobel Holding AG, Registered	2,467	138,478
V-ZUG Holding AG(c)	165	10,219
Ypsomed Holding AG, Registered	358	127,606
Zehnder Group AG, Registered	858	50,024
		9,776,425
United Kingdom — 29.8%
4imprint Group PLC	2,476	191,365
888 Holdings PLC(c)	29,368	31,119
AB Dynamics PLC	1,476	33,382
Advanced Medical Solutions Group PLC	18,921	44,779
AG Barr PLC	8,898	63,346
Airtel Africa PLC(b)	81,568	112,642
AJ Bell PLC	27,432	110,888
Alfa Financial Software Holdings PLC(b)	10,364	22,326
Alpha Financial Markets Consulting PLC	10,503	43,965
Alpha Group International PLC	3,120	83,649
Alphawave IP Group PLC(c)	28,180	44,931
AO World PLC(c)	27,376	35,945
Ascential PLC(c)	39,042	151,801
Ashmore Group PLC	41,091	99,302
Ashtead Technology Holdings PLC	7,016	71,625
ASOS PLC(a)(c)	5,261	21,983
Assura PLC	259,330	132,769
Aston Martin Lagonda Global Holdings PLC(b)(c)	18,071	33,360
Atalaya Mining PLC	8,452	46,944
Auction Technology Group PLC(a)(c)	8,426	52,136
B&M European Value Retail SA	88,695	572,399
Babcock International Group PLC	22,481	142,260
Balanced Commercial Property Trust Ltd.	63,661	61,888
Balfour Beatty PLC	47,590	215,820
Bank of Georgia Group PLC	3,037	203,355
Beazley PLC	59,446	491,842
Bellway PLC	10,512	330,348
Big Yellow Group PLC	16,466	221,506
Bodycote PLC	17,078	146,900
boohoo Group PLC(a)(c)	67,151	28,042
Breedon Group PLC	23,850	107,166
Bridgepoint Group PLC(b)	20,688	58,550
British Land Co. PLC (The)	77,500	373,716
Britvic PLC	20,799	229,366
Burford Capital Ltd.	16,412	254,294
Bytes Technology Group PLC	20,135	122,468
C&C Group PLC	34,129	69,957

Schedule of Investments (unaudited) (continued)	iShares® MSCI Europe Small-Cap ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Capita PLC(c)	156,260	$26,242
Capital & Counties Properties PLC	128,456	215,022
Carnival PLC(c)	12,212	163,745
Centamin PLC	102,156	154,263
Central Asia Metals PLC	15,238	39,710
Ceres Power Holdings PLC(a)(c)	10,990	24,568
Chemring Group PLC	24,436	114,503
Clarkson PLC	2,596	126,023
Close Brothers Group PLC	13,071	74,380
CLS Holdings PLC	14,965	15,409
Coats Group PLC	143,322	145,957
Computacenter PLC	7,559	242,345
ConvaTec Group PLC(b)	144,484	449,535
Craneware PLC	2,588	68,881
Cranswick PLC	4,754	255,315
Crest Nicholson Holdings PLC	21,535	49,711
Currys PLC(c)	83,316	64,283
Custodian Property Income REIT PLC	37,532	34,551
CVS Group PLC	6,331	77,448
Darktrace PLC(c)	30,925	230,850
Deliveroo PLC, Class A(b)(c)	79,857	133,513
Derwent London PLC	8,361	214,800
Diploma PLC	11,899	537,842
Direct Line Insurance Group PLC	116,416	270,283
DiscoverIE Group PLC	8,469	73,914
Diversified Energy Co. PLC	4,163	57,960
Domino’s Pizza Group PLC	31,642	128,273
Dowlais Group PLC	122,929	124,942
Dr. Martens PLC	52,056	49,397
Drax Group PLC	34,284	221,909
DS Smith PLC	122,085	531,867
Dunelm Group PLC	10,695	134,733
easyJet PLC	26,436	177,070
Elementis PLC(c)	51,016	89,703
Empiric Student Property PLC	53,429	60,040
Energean PLC	13,766	189,902
Essentra PLC	26,092	57,577
FD Technologies PLC(c)	2,076	33,152
FDM Group Holdings PLC	8,246	35,600
Ferrexpo PLC(c)	28,265	17,977
Fevertree Drinks PLC	9,333	132,131
Finablr PLC(b)(c)(d)	20,497	—
Firstgroup PLC	58,129	117,758
Forterra PLC(b)	18,366	37,774
Frasers Group PLC(c)	9,871	100,453
Future PLC	9,587	79,145
Games Workshop Group PLC	2,928	361,884
Gamma Communications PLC	8,185	133,777
GB Group PLC	21,607	77,703
Genuit Group PLC	22,282	120,428
Genus PLC	5,935	133,472
Grafton Group PLC	17,227	202,628
Grainger PLC	61,837	198,194
Great Portland Estates PLC	17,500	85,719
Greatland Gold PLC(c)	408,606	30,890
Greencore Group PLC(c)	43,771	71,602
Greggs PLC	8,998	304,510
Halfords Group PLC	19,684	36,965
Hammerson PLC	350,646	119,352
Harbour Energy PLC	54,376	194,311
Hays PLC	138,863	159,463
Helios Towers PLC(c)	63,060	76,997
Security	Shares	Value

United Kingdom (continued)
Hill & Smith PLC	7,108	$166,841
Hilton Food Group PLC	6,643	76,035
Hiscox Ltd.	30,581	468,986
Hochschild Mining PLC(c)	30,421	58,723
Hollywood Bowl Group PLC	15,069	64,303
Home REIT PLC(c)(d)	61,201	20,369
Howden Joinery Group PLC	48,275	525,460
Hunting PLC	13,461	59,828
Ibstock PLC(b)	33,634	62,032
IG Group Holdings PLC	34,143	318,597
IMI PLC	22,993	500,850
Impact Healthcare REIT PLC, Class B	29,080	30,487
Impax Asset Management Group PLC	8,526	47,462
Inchcape PLC	32,742	326,337
Indivior PLC, NVS(c)	10,346	185,725
IntegraFin Holdings PLC	24,715	92,044
Intermediate Capital Group PLC	25,724	670,468
International Distributions Services PLC(c)	62,747	211,432
Investec PLC	56,957	360,782
IP Group PLC	90,733	54,363
ITM Power PLC(a)(c)	38,295	24,484
ITV PLC	320,650	281,331
IWG PLC(c)	66,258	152,975
J D Wetherspoon PLC(c)	8,085	73,193
JET2 PLC	15,279	273,229
John Wood Group PLC(c)	60,295	111,807
Johnson Matthey PLC	16,176	354,935
Johnson Service Group PLC	36,246	58,697
JTC PLC(b)	13,875	148,288
Judges Scientific PLC	540	75,573
Jupiter Fund Management PLC	37,792	36,429
Just Group PLC	92,736	119,255
Kainos Group PLC	7,729	94,743
Keller Group PLC	6,545	89,804
Keywords Studios PLC	6,684	95,442
Kier Group PLC	36,212	60,581
Lancashire Holdings Ltd.	21,414	163,223
Learning Technologies Group PLC	53,132	48,623
Liontrust Asset Management PLC	5,761	48,591
LondonMetric Property PLC	180,518	440,629
Man Group PLC/Jersey	106,068	340,150
Marks & Spencer Group PLC	174,840	557,030
Marlowe PLC(c)	7,242	44,341
Marshalls PLC	19,980	66,791
Me Group International PLC	18,951	37,841
Mitchells & Butlers PLC(c)	23,777	71,590
Mitie Group PLC	111,041	162,339
Mobico Group PLC	44,530	30,826
Molten Ventures PLC(c)	13,762	48,064
Moneysupermarket.com Group PLC	44,322	118,747
Moonpig Group PLC(c)	25,747	50,102
Morgan Advanced Materials PLC	25,796	101,213
Morgan Sindall Group PLC	3,972	111,993
NCC Group PLC	25,867	43,829
Network International Holdings PLC(b)(c)	42,426	208,449
Next 15 Group PLC	7,595	85,128
Ninety One PLC	24,011	49,939
OSB Group PLC	34,813	178,267
Oxford Instruments PLC	4,814	135,116
Oxford Nanopore Technologies PLC(c)	51,212	62,936
Pagegroup PLC	29,349	163,093
Pan African Resources PLC	166,661	50,397

Schedule of Investments (unaudited) (continued)	iShares® MSCI Europe Small-Cap ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Paragon Banking Group PLC	18,284	$163,059
Penno Group PLC	25,100	208,725
Pets at Home Group PLC	39,935	145,810
Picton Property Income Ltd.	46,475	38,303
Playtech PLC(c)	21,715	143,810
Plus500 Ltd.	7,094	191,891
Polar Capital Holdings PLC	7,776	52,673
Premier Foods PLC	58,536	118,346
Primary Health Properties PLC	118,074	135,147
PRS REIT PLC (The)	46,413	45,744
PZ Cussons PLC	19,990	25,219
QinetiQ Group PLC	45,806	195,486
Quilter PLC(b)	124,037	170,179
Rank Group PLC(c)	16,600	17,281
Rathbones Group PLC	5,590	113,816
Redde Northgate PLC	19,907	95,195
Redrow PLC	23,222	186,704
Renew Holdings PLC	7,011	82,989
Renewi PLC(c)	6,415	45,129
Renishaw PLC	3,244	167,266
RHI Magnesita NV	1,693	76,581
Rightmove PLC	70,468	451,404
Rotork PLC	75,729	304,426
RS GROUP PLC	41,785	382,784
RWS Holdings PLC	25,905	55,788
Safestore Holdings PLC	19,426	187,225
Savills PLC	12,133	164,040
Serco Group PLC	98,217	224,836
Serica Energy PLC	22,772	52,730
SIG PLC(c)	66,486	21,725
Sirius Real Estate Ltd.	118,946	144,670
Softcat PLC	11,531	225,700
Spectris PLC	8,941	369,828
Spire Healthcare Group PLC(b)	24,901	76,531
Spirent Communications PLC	51,230	123,837
SSP Group PLC	70,906	173,485
SThree PLC	12,047	63,662
Supermarket Income REIT PLC	109,752	99,142
Target Healthcare REIT PLC	54,876	53,164
Tate & Lyle PLC	35,307	290,737
TBC Bank Group PLC	3,647	157,676
Team17 Group PLC(c)	10,046	32,638
Telecom Plus PLC	6,666	144,563
THG PLC, Class B(c)	50,090	39,488
TI Fluid Systems PLC(b)	29,476	50,714
TP ICAP Group PLC	68,357	176,951
Trainline PLC(b)(c)	39,868	148,654
Travis Perkins PLC	18,659	174,654
Tritax Big Box REIT PLC	167,999	317,322
Trustpilot Group PLC(b)(c)	26,117	62,071
TUI AG(c)	40,313	283,102
Tullow Oil PLC(c)	98,914	44,866
Tyman PLC	17,302	81,506
UK Commercial Property REIT Ltd.	68,962	57,882
UNITE Group PLC (The)	32,682	377,821
Urban Logistics REIT PLC	41,082	59,445
Vanquis Banking Group PLC	21,757	13,022
Vesuvius PLC	18,710	111,713
Victoria PLC(a)(c)	4,739	11,547
Victrex PLC	7,642	120,891
Virgin Money UK PLC	104,941	279,026
Vistry Group PLC	29,126	432,655
Security	Shares	Value

United Kingdom (continued)
Volex PLC	11,544	$46,304
Volution Group PLC	17,337	93,455
Warehouse REIT PLC	38,084	37,946
Watches of Switzerland Group PLC(b)(c)	20,930	87,793
Weir Group PLC (The)	23,017	587,333
WH Smith PLC	11,665	159,557
Wickes Group PLC	23,646	43,020
Workspace Group PLC	12,648	78,178
Yellow Cake PLC(b)(c)	19,135	153,617
YouGov PLC	9,149	99,460
Young & Co’s Brewery PLC, Series A, Class A	2,690	33,075
		33,800,634

Total Common Stocks — 98.2%
(Cost: $147,547,162)		111,481,474

Preferred Stocks

Germany — 0.6%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	757	40,316
Einhell Germany AG, Preference Shares, NVS	157	27,009
FUCHS SE, Preference Shares, NVS	6,134	286,454
Jungheinrich AG, Preference Shares, NVS	4,217	156,805
Schaeffler AG, Preference Shares, NVS	10,724	62,754
Sixt SE, Preference Shares, NVS	1,478	102,274
STO SE & Co. KGaA, Preference Shares, NVS	232	39,843
		715,455
Italy — 0.1%
Danieli & C Officine Meccaniche SpA, Preference Shares, NVS	3,362	86,304

Total Preferred Stocks — 0.7%
(Cost: $847,661)		801,759

Warrants

Italy — 0.0%
Webuild SpA (Issued/Exercisable 08/02/21, 1 Share for 1 Warrant, Expires 08/31/30, Strike Price EUR 0.001)(a)	5,910	—

Total Warrants — 0.0%
(Cost: $—)		—
Total Long-Term Investments — 98.9%
(Cost: $148,394,823)		112,283,233

Short-Term Securities

Money Market Funds — 4.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(f)(g)(h)	4,732,891	4,734,311
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(f)(g)	30,000	30,000

Total Short-Term Securities — 4.2%
(Cost: $4,763,880)		4,764,311

Total Investments — 103.1%
(Cost: $153,158,703)		117,047,544

Liabilities in Excess of Other Assets — (3.1)%		(3,546,866)

Net Assets — 100.0%		$113,500,678

(a)	All or a portion of this security is on loan.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Europe Small-Cap ETF
April 30, 2024

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Non-income producing security.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$6,088,328	$—	$(1,353,927	)(a)	$579	$(669)	$4,734,311	4,732,891	$80,676	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	40,000	—	(10,000	)(a)	—	—	30,000	30,000	2,149		—
					$579	$(669)	$4,764,311		$82,825		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	15	06/21/24	$780	$(13,241)
FTSE 100 Index	4	06/21/24	406	7,566
				$(5,675)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies

Schedule of Investments (unaudited) (continued)	iShares® MSCI Europe Small-Cap ETF
April 30, 2024

Fair Value Hierarchy as of Period End (continued)

or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$15,334,424	$96,126,681	$20,369	$111,481,474
Preferred Stocks	27,009	774,750	—	801,759
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	4,764,311	—	—	4,764,311
	$20,125,744	$96,901,431	$20,369	$117,047,544
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$7,566	$—	$7,566
Liabilities
Equity Contracts	—	(13,241)	—	(13,241)
	$—	$(5,675)	$—	(5,675)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt